Document and Entity Information	Jul. 23, 2020	Jul. 22, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 22, 2020
Entity Registrant Name		WASHINGTON FEDERAL INC
Entity Central Index Key		0000936528
Amendment Flag		false
Entity Incorporation, State or Country Code		WA
Entity File Number		001-34654
Entity Tax Identification Number		91-1661606
Entity Address, Address Line One		425 Pike Street
Entity Address, City or Town		Seattle
Entity Address, State or Province		WA
Entity Address, Postal Zip Code		98101
City Area Code		206
Local Phone Number		624-7930
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false